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                               October 30, 1995



SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, NW
Attention: Filing Desk
Stop I-4
Washington, D.C. 20549-1004

        Re:    Van Kampen American Capital Emerging Growth Fund
               (formerly American Capital Emerging Growth Fund, Inc.) Rule 24f-2 Notice
               File Nos. 2-33214 & 811-2424

Gentlemen:

        In accordance with the provisions of Rule 24f-2, Van Kampen American Capital Emerging Growth Fund (the "Fund") hereby files five copies of its 24f-2 Notice.

        This Rule 24f-2 Notice is filed for the Fund's fiscal year ended August 31, 1995, (the "Fiscal Year"), and relates to shares of Beneficial Interest, $.01 par value (the "Shares") of the Fund.

        -0- Shares had been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) and remained unsold at the beginning of the Fiscal Year.

        432,245 Shares were registered during the Fiscal Year, other than pursuant to Rule 24f-2.

        48,810,375 Shares were sold during the Fiscal Year (consisting of 41,742,312 Class A shares, 6,061,426 Class B shares and 1,006,637 Class C shares) exclusive of 1,048,832 Shares (consisting of 721,895 Class A shares, 302,136 Class B shares and 24,801 Class C shares) issued upon reinvestment of dividends or distributions without the imposition of a sales charge.

        48,378,130 Shares were sold during the Fiscal Year in reliance upon the registration of an indefinite number of Shares pursuant to Rule 24f-2. Attached to this Rule 24f-2 Notice and made a part hereof, is an opinion of counsel indicating that the Shares, the registration of which this Notice makes definite in number, were legally issued, fully paid, and nonassessable.

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Securities and Exchange Commission
Page Two

      In accordance with subsection (c) of Rule 24f-2, a registration fee is payable, based upon the actual aggregate price for which Shares were sold during the Fiscal Year under Rule 24f-2, reduced by the difference between
(1) the actual aggregate redemption price of Shares redeemed by the Fund during the Fiscal Year, and (2) the actual aggregate redemption price of such redeemed Shares previously applied by the Fund pursuant to Rule Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Such computation is as follows:

      Aggregate Sales Price for Shares Sold During
      Fiscal Year under Rule 24f-2                            $1,254,928,569

      Reduced by the difference between:

            (1) Aggregate Redemption Price of Shares
                Redeemed during the Fiscal Year               $1,056,089,233

                                            and

            (2) Aggregate Redemption Price of Redeemed
                Shares Previously Applied by Fund
                Pursuant to Section 24(e)(1) of
                Investment Company Act of 1940                $        -0-

      Equals                                                  $  198,839,233

      The required fee in the amnount of $68,565.29 has been wired to the Securities and Exchange Commission and is located under the name of American Capital Management & Research, Inc., CIK #0000925506, and the Funds are non-restricted. Any questions regarding this filing should be addressed to the undersigned at the above address.

                                                 Very truly yours,


                                                 Curtis W. Morell,
                                                 Vicer President and Treasurer